1. BASIS OF PRESENTATION: Net Loss Per Share: Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Dilutive Securities, Effect on Basic Earnings Per Share, ESOP Convertible Preferred Stock	$ 1,050,000	$ 1,050,000
Dilutive Securities, Effect on Basic Earnings Per Share, Including Options and Restrictive Stock Units	3,670,000	3,090,000
Dilutive Securities, Effect on Basic Earnings Per Share, Other	33,542,130	30,739,630
Dilutive Securities, Effect on Basic Earnings Per Share	$ 38,262,130	$ 34,879,630